Related party and shareholder transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011 Sun Zone Investments Limited [Member]
Related Party Transaction [Line Items]
Loan from a shareholder		$ 209	$ 209